Retirement Plans - Defined Benefit Plans - Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$ 3,885	$ 5,493
Net actuarial loss	$ 19,828	$ 8,143